UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)

Common Stocks 93.1%
Consumer Discretionary 11.9%
Auto Components 0.6%
Cooper Tire & Rubber Co.	35,000	274,400
Lear Corp.*	22,400	317,632

		592,032
Diversified Consumer Services 0.7%
DeVry, Inc.	12,900	691,698
Hotels Restaurants & Leisure 3.1%
Bally Technologies, Inc.*	7,200	243,360
Bob Evans Farms, Inc.	2,600	74,360
Buffalo Wild Wings, Inc.*	10,400	258,232
California Pizza Kitchen, Inc.*	16,800	187,992

CEC Entertainment, Inc.*	15,800	442,558
Chipotle Mexican Grill, Inc. "B"*	2,700	203,472
CKE Restaurants, Inc.	5,900	73,573
P.F. Chang's China Bistro, Inc.* (a)	20,700	462,438
Speedway Motorsports, Inc.	14,400	293,472
Town Sports International Holdings, Inc.* (a)	24,700	230,698
WMS Industries, Inc.*	18,500	550,745

		3,020,900
Household Durables 0.8%
American Greetings Corp. "A"	2,900	35,786
Furniture Brands International, Inc. (a)	23,200	309,952
Libbey, Inc.	8,200	61,008
Tupperware Brands Corp.	10,000	342,200

		748,946
Internet & Catalog Retail 0.6%
Overstock.com, Inc.* (a)	14,400	373,680
Priceline.com, Inc.*	1,600	184,736

		558,416
Media 0.8%
DG Fastchannel, Inc.*	13,024	224,664
Global Sources Ltd.* (a)	28,910	438,854
Scholastic Corp.*	2,100	60,186

		723,704
Specialty Retail 3.2%
Build-A-Bear Workshop, Inc.*	23,200	168,664
Gymboree Corp.*	5,800	232,406
Hot Topic, Inc.*	14,600	78,986
Jo-Ann Stores, Inc.*	13,200	303,996
Jos. A. Bank Clothiers, Inc.* (a)	16,500	441,375
Rent-A-Center, Inc.*	27,500	565,675
Systemax, Inc. (a)	22,600	398,890
Talbots, Inc. (a)	27,100	314,089
The Buckle, Inc.	12,500	571,625

		3,075,706
Textiles, Apparel & Luxury Goods 2.1%
Fossil, Inc.*	18,400	534,888
G-III Apparel Group Ltd.*	4,600	56,764
Perry Ellis International, Inc.*	17,800	377,716
The Warnaco Group, Inc.*	12,700	559,689
Wolverine World Wide, Inc.	19,300	514,731

		2,043,788
Consumer Staples 3.8%
Food & Staples Retailing 0.3%
Ingles Markets, Inc. "A"	6,600	153,978
Nash Finch Co.	2,600	89,102
Winn-Dixie Stores, Inc.*	3,100	49,662

		292,742
Food Products 3.0%
Cal-Maine Foods, Inc. (a)	15,800	521,242
Darling International, Inc.*	42,700	705,404
Flowers Foods, Inc.	30,500	864,370
Fresh Del Monte Produce, Inc.* (a)	20,000	471,400
Imperial Sugar Co. (a)	13,300	206,549

Ralcorp Holdings, Inc.* (a)	2,800	138,432

		2,907,397
Personal Products 0.3%
American Oriental Bioengineering, Inc.*	33,100	326,697
Tobacco 0.2%
Alliance One International, Inc.*	26,700	136,437
Energy 11.6%
Energy Equipment & Services 0.4%
Dawson Geophysical Co.*	3,300	196,218
Oil States International, Inc.*	3,400	215,696

		411,914
Oil, Gas & Consumable Fuels 11.2%
Alpha Natural Resources, Inc.*	10,300	1,074,187
Berry Petroleum Co. "A"	13,800	812,544
Bill Barrett Corp.*	11,100	659,451
Brigham Exploration Co.* (a)	28,500	451,155
Callon Petroleum Co.*	19,700	538,992
Clayton Williams Energy, Inc.*	5,200	571,740
Comstock Resources, Inc.*	12,100	1,021,603
Encore Acquisition Co.*	11,100	834,609
Knightsbridge Tankers Ltd. (a)	4,500	144,945
Mariner Energy, Inc.* (a)	27,300	1,009,281
McMoRan Exploration Co.* (a)	20,700	569,664
Petrohawk Energy Corp.*	3,300	152,823
PetroQuest Energy, Inc.*	26,300	707,470
Rosetta Resources, Inc.*	11,900	339,150
Swift Energy Co.*	13,700	905,022
Whiting Petroleum Corp.*	8,500	901,680

		10,694,316
Financials 14.7%
Capital Markets 0.7%
FCStone Group, Inc.*	16,100	449,673
Waddell & Reed Financial, Inc. "A"	6,800	238,068

		687,741
Commercial Banks 3.6%
Boston Private Financial Holdings, Inc. (a)	18,500	104,895
City Holding Co.	6,300	256,851
Community Bank System, Inc.	2,700	55,674
First Financial Bankshares, Inc.	1,700	77,877
First Merchants Corp.	1,600	29,040
Lakeland Bancorp., Inc.	7,600	92,568
National Penn Bancshares, Inc.	38,738	514,441
Old National Bancorp.	4,000	57,040
Oriental Financial Group, Inc.	31,400	447,764
Republic Bancorp., Inc. "A"	5,500	135,300
Southside Bancshares, Inc.	3,200	59,008
Sterling Bancshares, Inc.	37,000	336,330
Suffolk Bancorp.	1,100	32,318
Susquehanna Bancshares, Inc.	33,600	459,984
Tompkins Financial Corp.	3,200	119,040
UMB Financial Corp.	11,600	594,732
WesBanco, Inc.	6,700	114,905

		3,487,767

Consumer Finance 0.8%
Dollar Financial Corp.*	8,700	131,457
EZCORP, Inc. "A"*	30,700	391,425
World Acceptance Corp.*	5,500	185,185

		708,067
Diversified Financial Services 0.5%
Interactive Brokers Group, Inc. "A"*	14,500	465,885
Insurance 2.4%
AmTrust Financial Services, Inc.	35,900	452,340
Aspen Insurance Holdings Ltd.	12,200	288,774
Darwin Professional Underwriters, Inc.*	2,000	61,600
Harleysville Group, Inc.	1,700	57,511
IPC Holdings Ltd.	5,600	148,680
National Interstate Corp.	2,500	45,950
Navigators Group, Inc.*	8,900	481,045
Platinum Underwriters Holdings Ltd.	12,500	407,625
Seabright Insurance Holdings*	21,500	311,320
Validus Holdings Ltd.	2,000	42,500

		2,297,345
Real Estate Investment Trusts 5.8%
Alexandria Real Estate Equities, Inc. (REIT)	2,700	262,818
BioMed Realty Trust, Inc. (REIT)	13,700	336,061
Corporate Office Properties Trust (REIT)	7,900	271,207
Cousins Properties, Inc. (REIT) (a)	11,900	274,890
Digital Realty Trust, Inc. (REIT)	10,600	433,646
EastGroup Properties, Inc. (REIT)	5,800	248,820
Equity Lifestyle Properties, Inc. (REIT)	5,500	242,000
Equity One, Inc. (REIT) (a)	14,800	304,140
First Industrial Realty Trust, Inc. (REIT) (a)	10,100	277,447
Glimcher Realty Trust (REIT)	12,700	141,986
Healthcare Realty Trust, Inc. (REIT) (a)	10,400	247,208
Home Properties, Inc. (REIT)	7,800	374,868
LaSalle Hotel Properties (REIT)	10,600	266,378
Maguire Properties, Inc. (REIT) (a)	4,200	51,114
National Retail Properties, Inc. (REIT)	13,600	284,240
Nationwide Health Properties, Inc. (REIT)	2,000	62,980
Pennsylvania Real Estate Investment Trust (REIT)	8,000	185,120
Realty Income Corp. (REIT) (a)	8,900	202,564
Redwood Trust, Inc. (REIT) (a)	4,200	95,718
Sovran Self Storage, Inc. (REIT)	7,500	311,700
Sunstone Hotel Investors, Inc. (REIT)	8,100	134,460
Tanger Factory Outlet Centers, Inc. (REIT)	8,100	291,033
Washington Real Estate Investment Trust (REIT) (a)	10,100	303,505

		5,603,903
Thrifts & Mortgage Finance 0.9%
Dime Community Bancshares	14,700	242,697
Flagstar Bancorp., Inc. (a)	23,400	70,434
Flushing Financial Corp.	11,800	223,610
Northwest Bancorp., Inc.	6,400	139,648
Ocwen Financial Corp.* (a)	14,400	66,960
WSFS Financial Corp.	2,700	120,420

		863,769

Health Care 11.1%
Biotechnology 2.6%
Alkermes, Inc.*	22,500	278,100
Alnylam Pharmaceuticals, Inc.* (a)	15,200	406,296
Cubist Pharmaceuticals, Inc.*	23,200	414,352
Enzon Pharmaceuticals, Inc.* (a)	26,300	187,256
Onyx Pharmaceuticals, Inc.*	11,400	405,840
OSI Pharmaceuticals, Inc.*	19,100	789,212

		2,481,056
Health Care Equipment & Supplies 0.9%
Align Technology, Inc.* (a)	30,000	314,700
Meridian Bioscience, Inc.	14,100	379,572
Merit Medical Systems, Inc.*	8,100	119,070

		813,342
Health Care Providers & Services 3.6%
Alliance Imaging, Inc.*	15,500	134,385
Animal Health International, Inc.*	4,200	26,166
Apria Healthcare Group, Inc.*	16,400	317,996
Centene Corp.*	25,900	434,861
CorVel Corp.*	12,400	419,988
Healthspring, Inc.*	31,800	536,784
Kindred Healthcare, Inc.*	19,200	552,192
Owens & Minor, Inc.	18,900	863,541
RehabCare Group, Inc.*	12,400	198,772

		3,484,685
Health Care Technology 0.6%
Eclipsys Corp.*	25,000	459,000
Phase Forward, Inc.*	5,400	97,038

		556,038
Life Sciences Tools & Services 1.4%
Albany Molecular Research, Inc.*	2,000	26,540
Cambrex Corp.*	45,600	267,672
eResearchTechnology, Inc.*	37,100	647,024
PAREXEL International Corp.*	14,800	389,388

		1,330,624
Pharmaceuticals 2.0%
Caraco Pharmaceutical Laboratories Ltd.*	1,611	21,265
Medicines Co.*	28,300	560,906
Medicis Pharmaceutical Corp. "A" (a)	31,100	646,258
Perrigo Co.	23,000	730,710

		1,959,139
Industrials 14.7%
Aerospace & Defense 1.4%
Esterline Technologies Corp.*	7,800	384,228
Teledyne Technologies, Inc.*	15,100	736,729
Triumph Group, Inc.	5,200	244,920

		1,365,877
Air Freight & Logistics 1.0%
Hub Group, Inc. "A"*	10,600	361,778
Pacer International, Inc.	27,100	582,921

		944,699
Airlines 0.1%
Alaska Air Group, Inc.*	2,900	44,486

Allegiant Travel Co.*	2,200	40,898

		85,384
Building Products 0.9%
Apogee Enterprises, Inc.	26,300	425,008
Gibraltar Industries, Inc.	4,100	65,477
Insteel Industries, Inc.	19,500	357,045

		847,530
Commercial Services & Supplies 3.7%
American Ecology Corp.	2,800	82,684
Bowne & Co., Inc.	9,400	119,850
Clean Harbors, Inc.*	7,000	497,420
Comfort Systems USA, Inc.	38,700	520,128
COMSYS IT Partners, Inc.*	31,965	291,521
Consolidated Graphics, Inc.*	10,500	517,335
Exponent, Inc.*	1,900	59,679
GeoEye, Inc.*	13,900	246,169
Heidrick & Struggles International, Inc.	5,400	149,256
Herman Miller, Inc.	2,400	59,736
Hudson Highland Group, Inc.*	30,100	315,147
IKON Office Solutions, Inc.	19,900	224,472
Standard Register Co.	5,500	51,865
Volt Information Sciences, Inc.*	22,900	272,739
Watson Wyatt Worldwide, Inc. "A"	2,100	111,069

		3,519,070
Construction & Engineering 1.9%
EMCOR Group, Inc.*	26,600	758,898
Granite Construction, Inc.	1,600	50,448
MasTec, Inc.*	44,000	469,040
Michael Baker Corp.*	2,200	48,136
Perini Corp.*	14,700	485,835

		1,812,357
Electrical Equipment 2.4%
Acuity Brands, Inc.	14,200	682,736
GrafTech International Ltd.*	22,300	598,309
II-VI, Inc.*	13,900	485,388
LSI Industries, Inc.	4,100	33,292
Superior Essex, Inc.*	11,100	495,393

		2,295,118
Machinery 2.2%
Badger Meter, Inc.	6,800	343,604
Chart Industries, Inc.*	2,900	141,056
Columbus McKinnon Corp.*	16,300	392,504
EnPro Industries, Inc.*	13,000	485,420
Gorman-Rupp Co.	1,100	43,824
TriMas Corp.*	10,300	61,697
Twin Disc, Inc.	4,000	83,720
Valmont Industries, Inc.	5,900	615,311

		2,167,136
Marine 0.3%
TBS International Ltd. "A"*	8,700	347,565
Road & Rail 0.6%
Arkansas Best Corp. (a)	14,900	545,936
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	6,800	164,356

Information Technology 14.5%
Communications Equipment 1.1%
Avocent Corp.*	6,400	119,040
Black Box Corp.	5,200	141,388
Plantronics, Inc.	15,200	339,264
Tekelec*	31,100	457,481

		1,057,173
Computers & Peripherals 0.2%
Intevac, Inc.*	14,100	159,048
Electronic Equipment & Instruments 2.0%
Benchmark Electronics, Inc.*	10,800	176,472
Cognex Corp.	2,000	46,100
Daktronics, Inc.	2,000	40,340
Insight Enterprises, Inc.*	26,100	306,153
Multi-Fineline Electronix, Inc.* (a)	17,400	481,458
SYNNEX Corp.*	16,600	416,494
TTM Technologies, Inc.*	31,900	421,399

		1,888,416
Internet Software & Services 2.0%
CMGI, Inc.*	13,000	137,800
EarthLink, Inc.*	33,100	286,315
GSI Commerce, Inc.*	16,400	223,532
InfoSpace, Inc.	10,500	87,465
j2 Global Communications, Inc.*	11,600	266,800
Marchex, Inc. "B" (a)	3,200	39,424
Sohu.com, Inc.*	3,500	246,540
United Online, Inc. (a)	17,600	176,528
ValueClick, Inc.*	18,200	275,730
Websense, Inc.*	10,200	171,768

		1,911,902
IT Services 2.6%
CSG Systems International, Inc.*	20,000	220,400
Gartner, Inc.*	30,200	625,744
iGATE Corp.*	3,400	27,642
Integral Systems, Inc.	2,400	92,880
MAXIMUS, Inc.	18,900	658,098
SAIC, Inc.*	43,300	901,073

		2,525,837
Semiconductors & Semiconductor Equipment 4.4%
ANADIGICS, Inc.* (a)	11,800	116,230
Mattson Technology, Inc.*	59,700	284,172
Microsemi Corp.*	16,100	405,398
Monolithic Power Systems, Inc.*	13,400	289,708
Pericom Semiconductor Corp.*	22,200	329,448
Semtech Corp.*	37,400	526,218
Skyworks Solutions, Inc.*	62,600	617,862
Standard Microsystems Corp.*	5,400	146,610
Techwell, Inc.*	4,500	55,440
TriQuint Semiconductor, Inc.*	81,600	494,496
Ultratech, Inc.*	14,500	225,040
Volterra Semiconductor Corp.*	26,200	452,212
Zoran Corp.*	26,800	313,560

		4,256,394

Software 2.2%
Advent Software, Inc.*	13,100	472,648
JDA Software Group, Inc.*	32,800	593,680
Net 1 UEPS Technologies, Inc.*	11,400	277,020
Parametric Technology Corp.*	15,100	251,717
Progress Software Corp.*	4,500	115,065
Renaissance Learning, Inc.	5,700	63,897
Secure Computing Corp.*	13,900	57,546
Solera Holdings, Inc.*	3,100	85,746
SPSS, Inc.*	2,600	94,562
Sybase, Inc.*	2,900	85,318

		2,097,199
Materials 6.4%
Chemicals 3.2%
Calgon Carbon Corp.* (a)	25,500	394,230
CF Industries Holdings, Inc.	8,100	1,237,680
NewMarket Corp.	7,500	496,725
Terra Industries, Inc.	18,200	898,170

		3,026,805
Containers & Packaging 0.6%
AEP Industries, Inc.*	4,200	72,954
Rock-Tenn Co. "A"	17,700	530,823

		603,777
Metals & Mining 2.5%
Compass Minerals International, Inc.	11,700	942,552
Olympic Steel, Inc.	7,500	569,400
Schnitzer Steel Industries, Inc. "A"	6,300	721,980
Universal Stainless & Alloy Products, Inc.*	5,400	200,016

		2,433,948
Paper & Forest Products 0.1%
Buckeye Technologies, Inc.*	15,700	132,822
Telecommunication Services 2.1%
Diversified Telecommunication Services 1.3%
Alaska Communications Systems Group, Inc. (a)	14,000	167,160
Cincinnati Bell, Inc.*	81,100	322,778
Global Crossing Ltd.* (a)	25,200	452,088
NTELOS Holdings Corp.	2,600	65,962
Premiere Global Services, Inc.*	15,100	220,158

		1,228,146
Wireless Telecommunication Services 0.8%
Centennial Communications Corp.*	58,000	405,420
iPCS, Inc.*	3,000	88,890
Syniverse Holdings, Inc.*	21,300	345,060

		839,370
Utilities 2.3%
Electric Utilities 0.8%
Portland General Electric Co.	8,400	189,168
Westar Energy, Inc. (a)	25,500	548,505

		737,673
Gas Utilities 1.5%
New Jersey Resources Corp.	3,850	125,702

South Jersey Industries, Inc.	1,300	48,568
The Laclede Group, Inc.	9,500	383,515
WGL Holdings, Inc.	25,500	885,870

		1,443,655

Total Common Stocks (Cost $87,865,522)		89,401,247
Securities Lending Collateral 11.6%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $11,175,825)	11,175,825	11,175,825
Cash Equivalents 2.9%
Cash Management QP Trust, 2.49% (b) (Cost $2,748,497)	2,748,497	2,748,497
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $101,789,844) †	107.6	103,325,569
Other Assets and Liabilities, Net (a)	(7.6)	(7,259,727)

Net Assets	100.0	96,065,842

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $101,896,800. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $1,428,769. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,690,542 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,261,773.

(a)

All or a portion of these securities were on loan amounting to $9,576,350. In addition included in other assets and liabilities are pending sales, amounting to $1,243,010 that are also on loan. The value of all securities loaned at June 30, 2008 amounted to $10,819,360 which is 11.3% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008